Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) item payment	Mar. 31, 2020 CNY (¥) item payment	Mar. 31, 2019 CNY (¥) payment	Mar. 31, 2018 CNY (¥) payment	Mar. 31, 2020 CNY (¥)	Apr. 01, 2019 CNY (¥)	Mar. 31, 2017 CNY (¥)
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets		¥ 0	¥ 0	¥ 0
Agreement with customers, blood storage period	18 years	18 years
Number of promised services | item	2	2
Value-added tax rate (as a percent)	6.00%	6.00%
Number of performance obligations under the Agreement | item	2	2
Number of customer payment options | payment	3	3	3	3
Advertising and promotion costs	$ 6,975	¥ 49,392	¥ 39,586	¥ 37,424
Number of operating segments | item	1	1
Equity	$ 549,160		3,422,762	3,118,742	¥ 3,888,491		¥ 1,842,549
Decrease in fair value of equity securities	1,860	¥ 13,172	57,125
Operating lease right-of-use assets	642				4,548
Operating lease liabilities	494				3,499
Accumulated other comprehensive income/(losses)
Equity	(13,369)		(88,738)	(54,654)	(94,663)		24,428
Retained earnings
Equity	$ 265,215		¥ 1,407,223	¥ 1,116,873	¥ 1,877,940		¥ 879,775
Convertible notes
Debt issuance costs, amortization period	5 years	5 years		5 years
ASU 2016-01 | Accumulated other comprehensive income/(losses)
Equity				¥ (62,316)
Cumulative effect of accounting change				62,316
ASU 2016-01 | Retained earnings
Equity				62,316
Cumulative effect of accounting change				¥ (62,316)
Topic 842
Operating lease right-of-use assets						¥ 6,883
Operating lease liabilities						5,758
Topic 842 | Retained earnings
Cumulative effect of accounting change						¥ 0